INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Note 14. INCOME TAXES

The provision for income taxes as at December 31, are set forth below:

	2012	2011

Current
Federal	$1,093,000	$-
Federal AMT	-	57,000
State	354,000	-
Total Expense	1,447,000	57,000

Deferred
Federal	-	-
State	-	-
Total Deferred Taxes	-	-
Net Expense for Income Taxes	$1,447,000	$57,000

The following is a reconciliation of our income tax rate computed using the Federal statutory rate to our actual income tax rate as of December 31,

	2012	2011

Federal Tax Rate	34%	34%
Effect of State taxes	8%	6%
Net Operating Loss Carry Forward	-9%	-40%
Federal AMT	-	2%
Others	3%	-
Total	36%	2%

The components of net deferred tax assets as of December 31, are set forth below:

	December 31,	December 31,
	2012	2011

Deferred tax assets:
Net operating loss carry forwards	$-	$289,000
Capital loss carry forwards	1,088,000	1,088,000
Bad debts	282,000	380,000
Stock based compensation - options and restricted stock	506,000	466,000
Capitalized engineering costs	447,000	356,000
Account payable, accrued expenses and reserves	9,000	9,000
Deferred rent	423,000	390,000
Amortization - NTW Transaction	138,000	-
Inventory - 263A adjustment	569,000	-
Lease Impairment	85,000	-
Deferred gain on sale of real estate	209,000	224,000
Section 1231 loss carryover	86,000	86,000
Total deferred tax assets before valuation allowance	3,842,000	3,288,000
Valuation allowance	(2,269,000)	(1,217,000)
Total deferred tax assets after valuation allowance	1,573,000	2,071,000

Deferred tax liabilities:
Property and equipment	(997,000)	(801,000)
Amortization - Welding Transaction	(576,000)	(643,000)
Inventory - 263A adjustment	-	(627,000)
Total Deferred Tax Liability	(1,573,000)	(2,071,000)

Net deferred tax asset	$-	$-

Realization of deferred tax assets is dependent on future earnings. Due to the uncertainty of realization of the net deferred tax assets, the Company has provided a valuation allowance. In assessing the realizability of it, management considers whether it is more likely than not that some or perhaps all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making the assessment.  The valuation allowance at December 31, 2012 and 2011 amounted to $2,269,000 and $1,217,000, respectively.

The Company has a capital loss carry forward from the sale of Sigma of $2,719,000 which will expire in fiscal 2015.

At December 31, 2012 and 2011, the Company had no material unrecognized tax benefits and no adjustments to liabilities or operations were required. The Company does not expect that its unrecognized tax benefits will materially increase within the next twelve months. The Company recognizes interest and penalties related to uncertain tax positions in interest expense. As of December 31, 2012, the Company has recorded an expense of $22,000 for underpayment penalties.  As of December 31, 2011, the Company has not recorded any provisions for accrued interest and penalties related to uncertain tax positions.

In certain cases, the Company's uncertain tax positions are related to tax years that remain subject to examination by the relevant tax authorities. The Company files U.S. and state income tax returns in jurisdictions with varying statutes of limitations. The 2009 through 2012 tax years generally remain subject to examination by federal and state tax authorities.